Condensed Financial Information of Registrant - Distributions from Subsidiary - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 01, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010
Parent Company Only Financial Information [Line Items]
Cash distributions received	$ 160,000	$ 160,000	$ 160,000	$ 42,500
Return on Capital [Member]
Parent Company Only Financial Information [Line Items]
Cash distributions received			73,624	42,500
Return of Capital [Member]
Parent Company Only Financial Information [Line Items]
Cash distributions received			$ 86,376